SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	53.00%	40.00%	36.00%
Expected volatility, maximum	84.00%	86.00%	69.00%
Risk-free interest rate, minimum	1.09%	0.52%	0.26%
Risk-free interest rate, maximum	2.35%	2.55%	2.30%
Contractual term of up to	10 years	10 years	10 years
Options Granted To Management [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	2.29	3.00
Options Granted To Management [Member] | Minimum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple			2.50
Options Granted To Management [Member] | Maximum [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple			2.60
Stock Option [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	1.88	2.60	2.50